Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-3

Collection Period	11/01/13-11/30/13
Determination Date	12/9/2013
Distribution Date	12/16/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$917,295,628.85
2.	Collections allocable to Principal				$24,499,083.54
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$797,596.13

5.	Pool Balance on the close of the last day of the related Collection Period				$891,998,949.18
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				57,951
7.	Initial Pool Balance				$1,000,000,000.86

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$90,295,628.85		$64,998,949.18
	b.	Class A-2 Note Balance	$321,000,000.00		$321,000,000.00
	c.	Class A-3 Note Balance	$308,000,000.00		$308,000,000.00
	d.	Class A-4 Note Balance	$128,500,000.00		$128,500,000.00
	e.	Class B Note Balance	$24,500,000.00		$24,500,000.00
	f.	Class C Note Balance	$22,000,000.00		$22,000,000.00
	g.	Class D Note Balance	$18,000,000.00		$18,000,000.00

	h.	Note Balance (sum a - g)	$912,295,628.85		$886,998,949.18

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.5072788		0.3651626
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.9122956		0.8869989

10.	Overcollateralization Target Amount				$5,000,000.00

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.00

12.	Weighted Average Coupon			%	7.08%
13.	Weighted Average Original Term			months	66.00
14.	Weighted Average Remaining Term			months	58.37

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,447,563.15
	b.	Liquidation Proceeds allocable to Finance Charge			$168.99
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,447,732.14

16.	Principal:
	a.	Collections allocable to Principal			$24,499,083.54
	b.	Liquidation Proceeds allocable to Principal			$244,392.82
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$24,743,476.36

17.	Total Finance Charge and Principal Collections (15d+16d)				$30,191,208.50
18.	Interest Income from Collection Account				$1,574.83
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$30,192,783.33

Available Funds

21.	Available Collections		$30,192,783.33
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$30,192,783.33

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$764,413.02
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$764,413.02

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,733.10
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,733.10

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$17,883.55
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$17,883.55

	e.	Class A-2 Monthly Interest	$157,825.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$157,825.00

	i.	Class A-3 Monthly Interest	$248,966.67
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$248,966.67

	m.	Class A-4 Monthly Interest	$159,554.17
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$159,554.17

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$38,995.83
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$38,995.83

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$39,416.67
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$39,416.67

32.	Tertiary Principal Distributable Amount		$2,296,679.67

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$42,750.00
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$42,750.00

34.	Quaternary Principal Distributable Amount		$18,000,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$21,772,217.68

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,000,000.00

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,447,732.14
	b.	Total Daily Deposits of Principal Collections	$24,743,476.36
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,574.83

	e.	Total Deposits to Collection Account (sum a - d)	$30,192,783.33

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$764,413.02
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,733.10
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$26,002,071.56
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,420,565.65

	f.	Total Withdrawals from Collection Account (sum a - e)	$30,192,783.33

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$17,883.55
	b.	Class A-2 Interest Distribution	$157,825.00
	c.	Class A-3 Interest Distribution	$248,966.67
	d.	Class A-4 Interest Distribution	$159,554.17
	e.	Class B Interest Distribution	$38,995.83
	f.	Class C Interest Distribution	$39,416.67
	g.	Class D Interest Distribution	$42,750.00
	h.	Class A-1 Principal Distribution	$25,296,679.67
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$26,002,071.56

44.	Withdrawals
	a.	Class A-1 Distribution	$25,314,563.22
	b.	Class A-2 Distribution	$157,825.00
	c.	Class A-3 Distribution	$248,966.67
	d.	Class A-4 Distribution	$159,554.17
	e.	Class B Distribution	$38,995.83
	f.	Class C Distribution	$39,416.67
	g.	Class D Distribution	$42,750.00

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$26,002,071.56

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$3,420,565.65
	b.	Reserve Account surplus (Ln 55)	$142.04

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,420,707.69

46.	Withdrawals
	a.	Certificateholder Distribution	$3,420,707.69

	b.	Total Withdrawals from Certificate Payment Account	$3,420,707.69

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.00	$2,500,000.00
	b.	Note Balance	$886,998,949.18

48.	Required Reserve Account Amount		$2,500,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.00
50.	Investment Earnings		$142.04
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,142.04
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$142.04

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,500,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$764,413.02
60.	Amount to be paid to Backup Servicer from the Collection Account		$5,733.10
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$26,002,071.56
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$3,420,565.65
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$142.04
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$25,314,563.22
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$157,825.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$248,966.67
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$159,554.17
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$38,995.83
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$39,416.67
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$42,750.00
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$3,420,707.69

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period		$553,034.32
74.	Cumulative Net Losses		$788,115.94
75.	Cumulative Net Loss Percentage		0.0788%

			Number of Loans	Principal Balance
76 .		Delinquency Analysis

	a.	31 to 60 days past due	719	$10,566,449.79
	b.	61 to 90 days past due	202	$2,803,262.70
	c.	91 or more days past due	84	$1,384,087.18

	d.	Total Past Due (sum a-c)	1,005	14,753,799.67

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,174,698,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 09, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer